Business Combinations - Schedule of Acquisitions, PRA Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Business Acquisition [Line Items]
Goodwill	$ 9,022,075	$ 8,971,670	$ 9,037,931
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Cash and cash equivalents				$ 259,971
Accounts receivable and unbilled revenue				934,308
Other current assets				125,156
Fixed assets				156,851
Operating lease right-of-use assets				180,601
Goodwill				8,084,314
Intangible assets				4,919,000
Deferred tax assets				25,190
Other assets				33,928
Accounts payable				(50,259)
Accrued expenses and other current liabilities				(380,048)
Current portion of operating lease liabilities				(36,506)
Unearned revenue				(739,278)
Non-current portion of operating lease liabilities				(147,204)
Deferred tax liabilities				(1,119,762)
Other non-current liabilities				(204,291)
Net assets acquired				$ 12,041,971